Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

13. Income Taxes:

Ocean Rig UDW operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which the Company operates have taxation regimes with varying nominal rates, deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

The components of the Company's income/(losses) before taxes, after adjusting for impairment losses and gains from repurchases of senior notes, are as follows:

	Year ended December 31,
	2013	2014	2015
Domestic income/ (loss) (Marshall Islands)	$(66,604)	$(161,913)	$219,900
Foreign income	174,518	499,539	185,742
Total income before taxes, excluding impairment loss and gain from repurchases of senior notes	$107,914	$337,626	$405,642

The components of the Company's tax expense were as follows:

	Year Ended December 31,
	2013	2014	2015
Current Tax expense	$44,591	$77,823	$99,816
Deferred Tax expense	-	-
Income taxes	$44,591	$77,823	$99,816

Effective tax rate	41.3%	23.1%	24.6%

In 2015, approximately 90% of the current tax expense related to withholding taxes in Angola, Brazil, Norway and Congo. In 2014, approximately 64% of the current tax expense related to taxes in Angola, while in 2013 approximately 72% of the current tax expense was related to tax in Angola, Tanzania, Sierra Leone, Liberia and Gabon.
Taxes have not been reflected in other comprehensive income/(loss) since the valuation allowances would result in no recognition of deferred tax.

	Year Ended December 31,
Reconciliation of total tax expense:	2013	2014	2015
Differences in tax rates	$89	$-	$-
Adjustments in respect to current income tax of previous years	683	-	-
Tax rate on interest	742	-	-
Effect of exchange rate differences	7	-	-
Income tax	43,070	70,441	94,331
Taxes on litigation matters subject to statutory rates, including interest and penalties	-	7,382	5,485
Total	$44,591	$77,823	$99,816

Ocean Rig has elected to use the statutory tax rate for each year based upon the location where the largest parts of its operations were domiciled. During 2013, 2014 and 2015, most of its activities were in the Republic of the Marshall Islands with tax rate of zero.
Ocean Rig is subject to changes in tax laws, treaties, regulations and interpretations in and between the countries in which its subsidiaries operate. A material change in these tax laws, treaties, regulations and interpretations could result in a higher or lower effective tax rate on worldwide earnings.

Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities at the applicable tax rates in effect. The Company has not recognized any deferred tax liability, while the significant components of deferred tax assets are as follow:

	Year ended December 31,
	2014	2015
Deferred tax assets

Losses carried forward	-	13,197
Total deferred tax assets	$-	$13,197

Less: valuation allowance	-	(13,197)
Total deferred tax assets, net	$-	$-

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company provides a valuation allowance to offset deferred tax assets for carry forward of operating losses incurred during the year in certain jurisdictions and for other deferred tax assets where, in the Company's opinion, it is more likely than not that the financial statement benefit of these losses will not be realized. The Company provides a valuation allowance for foreign tax loss carry forward to reflect the possible expiration of these benefits prior to their utilization. As of December 31, 2015, the valuation allowance for deferred tax assets is $13,197.
All earnings in foreign jurisdictions are permanently reinvested as the earnings are needed for working capital needs. Hence, no deferred tax liability has been recognized.